Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2014	Aug. 15, 2014	Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Delta Natural Gas Co Inc
Entity Central Index Key	0000277375
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 155,037,002
Entity Common Stock, Shares Outstanding		6,943,547
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2014